COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Nov. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 19, 2021
COMMITMENTS AND CONTINGENCIES
Aggregate deferred underwriting fee payable		$ 9,660,000	$ 9,660,000
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit	$ 0.35	$ 0.35
Aggregate deferred underwriting fee payable	$ 9,700,000	$ 9,700,000		$ 9,700,000
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Underwriters option term	45 days
Number of shares issued	3,600,000
Underwriting cash discount per unit	$ 0.20
Aggregate underwriter cash discount	$ 5,500,000